Schedule of Equipment Leased to Others, Assets Under Financing Arrangements, and Capital Lease Obligations (Detail) (USD $) In Millions, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011
Property, plant and equipment
Total property and equipment, at cost	$ 3,888	$ 3,633
Less: Accumulated depreciation and amortization	2,228	2,063
Property and equipment, net	1,660	1,570
Buildings, machinery, and equipment under financing arrangements and capital lease obligations	156	100
Less: Accumulated depreciation and amortization	86	71
Assets under financing arrangements and capital lease obligations, net	70	29
Equipment Leased to Others
Property, plant and equipment
Total property and equipment, at cost	301	291
Less: Accumulated depreciation and amortization	94	103
Property and equipment, net	$ 207	$ 188